Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Capital Amounts and Ratios (USD $)	Dec. 31, 2014	Dec. 31, 2013
Parent Company [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital	$ 76,927	$ 67,858
Tier One Leverage Capital to Adjusted Total Assets	12.30%	10.70%
Tier One Leverage Capital Required for Capital Adequacy Purposes	25,020	25,344
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier One Capital	76,927	67,858
Tier One Capital to Adjusted Total Assets	14.70%	13.40%
Tier One Capital Required for Capital Adequacy Purposes	20,928	20,192
Tier One Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital	83,463	74,178
Capital to Adjusted Total Assets	16.00%	14.70%
Capital Required for Capital Adequacy Purposes	41,856	40,384
Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	8.00%	8.00%
Bank [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital	72,076	65,410
Tier One Leverage Capital to Adjusted Total Assets	11.50%	10.30%
Tier One Leverage Capital Required for Capital Adequacy Purposes	24,966	25,300
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions	31,208	31,625
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Total Assets	5.00%	5.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier One Capital	72,076	65,410
Tier One Capital to Adjusted Total Assets	13.80%	13.00%
Tier One Capital Required for Capital Adequacy Purposes	20,914	20,166
Tier One Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier One Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions	31,371	30,248
Tier One Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Total Assets	6.00%	6.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital	78,612	71,730
Capital to Adjusted Total Assets	15.00%	14.20%
Capital Required for Capital Adequacy Purposes	41,828	40,331
Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	8.00%	8.00%
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions	$ 52,285	$ 50,414
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Total Assets	10.00%	10.00%